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                                October 29, 1999

Via EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC  20549

Re:      Kobrick Investment Trust
         (File Nos.: 333-37727 and 811-8435)
         -----------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of prospectus, supplement to the Statement of Additional Information and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Post-Effective Amendment that was filed electronically on October 28, 1999.

         Please direct any questions or comments on the enclosed materials to me at (617) 578-1134.

                                Very truly yours,

                            /s/ Coleen Downs Dinneen

                                Coleen Downs Dinneen
                                Vice President and Associate General Counsel